UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 13, 2013


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $16693
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      503     4730 SH       SOLE                     4730
American Express               COM              025816109      394     5840 SH       SOLE                     5840
Amgen Inc.                     COM              031162100      484     4720 SH       SOLE                     4720
BHP Billiton Ltd.              COM              088606108      269     3935 SH       SOLE                     3935
Brown-Forman Cl. B             COM              115637209      320     4478 SH       SOLE                     4478
CBRE Group                     COM              12504L109      564    22320 SH       SOLE                    22320
CSX Corp.                      COM              126408103      344    13975 SH       SOLE                    13975
CVS Caremark Corp.             COM              126650100      631    11472 SH       SOLE                    11472
Caterpillar                    COM              149123101      369     4245 SH       SOLE                     4245
Cisco Systems Inc.             COM              17275R102      499    23905 SH       SOLE                    23905
Citigroup, Inc.                COM              172967101      216     4874 SH       SOLE                     4874
Disney Walt Co.                COM              254687106      577    10160 SH       SOLE                    10160
DuPont (E.I.)                  COM              263534109      214     4353 SH       SOLE                     4353
Exxon Mobil Corp.              COM              30231G102      823     9128 SH       SOLE                     9128
General Electric               COM              369604103      546    23595 SH       SOLE                    23595
Hewlett-Packard Co.            COM              428236103      274    11510 SH       SOLE                    11510
Home Depot Inc.                COM              437076102      505     7235 SH       SOLE                     7235
Intel Corp.                    COM              458140100      404    18500 SH       SOLE                    18500
Johnson & Johnson              COM              478160104      642     7880 SH       SOLE                     7880
Kinder Morgan                  COM              49456B101      530    13710 SH       SOLE                    13710
Manitowoc Co.                  COM              563571108      394    19155 SH       SOLE                    19155
McDonalds Corp                 COM              580135101      518     5200 SH       SOLE                     5200
Microsoft Corp.                COM              594918104      413    14450 SH       SOLE                    14450
Oracle Corp.                   COM              68389X105      463    14330 SH       SOLE                    14330
PepsiCo Inc.                   COM              713448108      637     8047 SH       SOLE                     8047
Pfizer Inc.                    COM              717081103      600    20802 SH       SOLE                    20802
Phillips 66                    COM              718546104      679     9702 SH       SOLE                     9702
Procter & Gamble               COM              742718109      716     9285 SH       SOLE                     9285
QUALCOMM Inc.                  COM              747525103      589     8796 SH       SOLE                     8796
Schlumberger Ltd.              COM              806857108      419     5596 SH       SOLE                     5596
United Technologies            COM              913017109      438     4690 SH       SOLE                     4690
Wells Fargo & Co.              COM              949746101      480    12981 SH       SOLE                    12981
iShr MSCI EAFE                 COM              464287465      395     6700 SH       SOLE                     6700
iShr MSCI Emerging Mkts        COM              464287234      408     9540 SH       SOLE                     9540
iShr MSCI Pacific Ex Japan     COM              464286665      436     8765 SH       SOLE                     8765